Short Term Loan to Third Party	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Short Term Loan to Third Party [Abstract]
SHORT TERM LOAN TO THIRD PARTY

8. SHORT TERM LOAN TO THIRD PARTY

The Company signed a loan agreement with a third party Short Selling Capital Group Limited to provide short term loans on September 26, 2024. As of March 31, 2025 and September 30, 2024, the short-term loan to third party consists of the following:

Borrower	Annual Interest Rate	Maturity		As of March 31, 2025,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$8,993,306
Interest receivable from loan to third party				386,261
Total				$9,379,567

Borrower	Annual Interest Rate	Maturity		As of September 30, 2024,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$410,000
				$410,000

The interest receivable from loan to third party was $386,261 and nil for the six months ended March 31,2025 and 2024.

8. SHORT TERM LOAN TO THIRD PARTY

The Company signed loan agreement with a third party Short Selling Capital Group Limited to provide short term loans on September 26, 2024. As of September 30, 2024, the short-term loans to third party consist of the following:

Borrower	Annual Interest Rate	Maturity		As of September 30, 2024,
Short Selling Capital Group Limited	9.00%	09/26/2024	09/25/2025	$410,000
				$410,000